Annual Fund Operating Expenses - ETF - Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.11%